Revenue recognition and operating segments - Revenue and non-current assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas
Revenue	£ 5,436	£ 5,375	£ 3,714
Non-current assets	8,366	8,262	8,484
UK
Disclosure of geographical areas
Revenue	365	322	296
Non-current assets	267	241	192
Overseas countries
Disclosure of geographical areas
Revenue	5,071	5,053	3,418
USA
Disclosure of geographical areas
Revenue	3,177	3,220	1,786
Non-current assets	6,833	6,734	7,045
France
Disclosure of geographical areas
Revenue	392	380	338
Non-current assets	286	282	268
Australia
Disclosure of geographical areas
Revenue	194	181	166
Non-current assets	172	165	132
India
Disclosure of geographical areas
Revenue	68	59	58
Non-current assets	88	80	83
Spain
Disclosure of geographical areas
Revenue	76	72	56
Non-current assets	71	77	76
Other countries
Disclosure of geographical areas
Revenue	1,164	1,141	1,014
Non-current assets	£ 649	£ 683	£ 688